IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Market Risk [line items]
IRC (one-year measure)	$ 280.7	$ 248.1	$ 206.5
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	200.2	180.9	137.0
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	80.5	67.2	69.5
High risk [member]
Market Risk [line items]
IRC (one-year measure)	301.5
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	214.8
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	88.8
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	236.3
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	175.9
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	55.8
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	263.9	251.1	204.7	$ 257.5	$ 193.1
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	194.9	193.8	147.9	194.4	131.8
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 69.0	$ 57.3	$ 56.8	$ 63.1	$ 61.3